Derivative Financial Instruments - Summary of Effects of Cash Flow Hedge on Statement of Profit or Loss and Statement of Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	¥ (110)	¥ 43	¥ 160
Capital expenditures [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gross amount	141
Tax effect	(35)
Total	106
Hedge ineffectiveness recognized in profit or loss	0
Gross amount	(82)
Tax effect	20
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	¥ (62)
Line item (gross amount) in the statement of profit or loss	Finance Costs
Highly probable forecasted purchases [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gross amount	¥ 22
Tax effect	(6)
Total	16
Hedge ineffectiveness recognized in profit or loss	0
Gross amount	(22)
Tax effect	6
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	¥ (16)
Line item (gross amount) in the statement of profit or loss	Finance Costs
Payment on bonds [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gross amount	¥ 14
Tax effect	(4)
Total	10
Hedge ineffectiveness recognized in profit or loss	0
Gross amount	(14)
Tax effect	4
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	¥ (10)
Line item (gross amount) in the statement of profit or loss	Finance Costs
Payment on lease liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gross amount	¥ (137)
Tax effect	34
Total	(103)
Hedge ineffectiveness recognized in profit or loss	0
Gross amount	(68)
Tax effect	17
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	¥ (51)
Line item (gross amount) in the statement of profit or loss	Finance Costs